FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Operating Lease Revenue by Geographic Region (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Lessee Customer	Dec. 31, 2015 USD ($) Lessee Customer	Dec. 31, 2014 USD ($) Lessee Customer
Revenues [Abstract]
Operating lease revenue	$ 313,582	$ 429,691	$ 406,563
Number of major customers | Customer	0	0	0
Number of lessees leasing aircraft on non-accrual status | Lessee	0	2	2
End of lease revenues	$ 8,900	$ 53,800	$ 41,700
Amortization of lease premiums, net of lease discounts	$ 0	$ 1,400	3,000
Weighted average remaining lease term	6 years 9 months 18 days	6 years 7 months 6 days
Operating Lease Revenue [Member] | Geographic Concentration [Member]
Revenues [Abstract]
Operating lease revenue	$ 313,582	$ 429,691	$ 406,563
Concentration percentage	100.00%	100.00%	100.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Europe [Member]
Revenues [Abstract]
Operating lease revenue	$ 106,682	$ 178,556	$ 156,027
Concentration percentage	34.00%	42.00%	39.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United Kingdom [Member]
Revenues [Abstract]
Operating lease revenue	$ 34,498	$ 50,742	$ 46,281
Concentration percentage	11.00%	12.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Turkey [Member]
Revenues [Abstract]
Operating lease revenue	$ 24,593	$ 29,847	$ 27,069
Concentration percentage	8.00%	7.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Russia [Member]
Revenues [Abstract]
Operating lease revenue	$ 3,141	$ 24,095	$ 9,017
Concentration percentage	1.00%	6.00%	2.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 44,450	$ 73,872	$ 73,660
Concentration percentage	14.00%	17.00%	19.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Asia and South Pacific [Member]
Revenues [Abstract]
Operating lease revenue	$ 119,938	$ 135,248	$ 138,526
Concentration percentage	38.00%	31.00%	34.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | India [Member]
Revenues [Abstract]
Operating lease revenue	$ 39,640	$ 19,572	$ 32,675
Concentration percentage	13.00%	4.00%	8.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Philippines [Member]
Revenues [Abstract]
Operating lease revenue	$ 29,129	$ 38,677	$ 12,947
Concentration percentage	9.00%	9.00%	3.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | China [Member]
Revenues [Abstract]
Operating lease revenue	$ 23,882	$ 37,943	$ 47,049
Concentration percentage	8.00%	9.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 27,287	$ 39,056	$ 45,855
Concentration percentage	8.00%	9.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Mexico, South And Central America [Member]
Revenues [Abstract]
Operating lease revenue	$ 17,707	$ 41,068	$ 49,849
Concentration percentage	6.00%	10.00%	12.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Chile [Member]
Revenues [Abstract]
Operating lease revenue	$ 8,939	$ 24,336	$ 28,116
Concentration percentage	3.00%	6.00%	7.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 8,768	$ 16,732	$ 21,733
Concentration percentage	3.00%	4.00%	5.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | North America [Member]
Revenues [Abstract]
Operating lease revenue	$ 30,814	$ 43,696	$ 44,960
Concentration percentage	10.00%	10.00%	11.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | United States [Member]
Revenues [Abstract]
Operating lease revenue	$ 24,591	$ 37,316	$ 41,531
Concentration percentage	8.00%	9.00%	10.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 6,223	$ 6,380	$ 3,429
Concentration percentage	2.00%	1.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Middle East and Africa [Member]
Revenues [Abstract]
Operating lease revenue	$ 38,441	$ 31,123	$ 17,201
Concentration percentage	12.00%	7.00%	4.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Ethiopia [Member]
Revenues [Abstract]
Operating lease revenue	$ 30,084	$ 22,808	$ 4,501
Concentration percentage	10.00%	5.00%	1.00%
Operating Lease Revenue [Member] | Geographic Concentration [Member] | Other [Member]
Revenues [Abstract]
Operating lease revenue	$ 8,357	$ 8,315	$ 12,700
Concentration percentage	2.00%	2.00%	3.00%